Offerings - Offering: 1	Jan. 14, 2025 USD ($) Rate
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 1,000,000,000
Fee Rate | Rate	0.01531%
Amount of Registration Fee	$ 153,100
Offering Note
(1)Title of each class of securities to which transaction applies: N/A

(2)The aggregate number of securities to which the asset sale applies: N/A

(3)Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined):

The total purchase price pursuant to the Agreement (as defined in the Information Statement) is $1,000,000,000, payable to the Sellers (as defined in the Information Statement) in cash.

(4)The filing fee was calculated in accordance with Rule 0-11 under the Securities and Exchange Act of 1934, as amended, by multiplying the transaction value (per note 3 above) by 0.00015310.